CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS - OPERATING ACTIVITIES
Net profit for the period	$ 99,797	$ 130,074
Income and expense items not involving cash flows:
Depreciation and amortization	125,111	125,966
Effect of exchange rate differences and fair value adjustment	852	2,176
Other expense, net	5,993	666
Changes in assets and liabilities:
Trade accounts receivable	(13,943)	(13,828)
Other current assets	(10,313)	976
Inventories	(5,959)	(41,105)
Trade accounts payable	12,818	19,830
Deferred revenue and customers' advances	(4,022)	(26,193)
Employee related liabilities and other current liabilities	17,142	(50,533)
Long-term employee related liabilities	25	638
Deferred tax, net and other long-term liabilities	(4,378)	(446)
Net cash provided by operating activities	223,123	148,221
CASH FLOWS - INVESTING ACTIVITIES
Investments in property and equipment, net	(210,633)	(194,678)
Deposits and marketable securities, net	16,330	66,809
Net cash used in investing activities	(194,303)	(127,869)
CASH FLOWS - FINANCING ACTIVITIES
Principal payments on account of capital lease obligation	(18,848)	(20,396)
Debentures repayment	0	(18,493)
Proceeds from an investment in a subsidiary	0	1,932
Net cash used in financing activities	(18,848)	(36,957)
EFFECT OF FOREIGN CURRENCY EXCHANGE RATE CHANGE	(5,323)	(5,959)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	4,649	(22,564)
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	260,664	340,759
CASH AND CASH EQUIVALENTS - END OF PERIOD	265,313	318,195
NON-CASH ACTIVITIES:
Investments in property and equipment	68,901	67,967
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash received during the period from interest, net of interest paid	14,166	10,785
Cash paid for income tax, net during the period	$ 4,801	$ 6,916